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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-07677
                                  ----------------------------------------------

                          Profit Funds Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 8401 Colesville Road, Suite 320      Silver Spring, Maryland          20910
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                                Eugene A. Profit

Profit Investment Management 8401 Colesville Road Silver Spring, Maryland 20910
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (301) 650-0059
                                                     ---------------------------

Date of fiscal year end:        September 30, 2008
                          ------------------------------------

Date of reporting period:       June 30, 2008
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE PROFIT FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS - 98.4%                                  VALUE
--------------------------------------------------------------------------------
               AEROSPACE & DEFENSE - 8.8%
      3,113    BE Aerospace, Inc.(a)                              $     72,502
      2,430    Boeing Co.                                              159,700
      2,540    General Dynamics Corp.                                  213,868
      4,008    Rockwell Collins, Inc.                                  192,224
      3,500    United Technologies Corp.                               215,950
                                                                  ------------
                                                                       854,244
                                                                  ------------
               BEVERAGES - 2.0%
      3,640    Coca-Cola Co. (The)                                     189,207
                                                                  ------------

               BIOTECHNOLOGY - 10.1%
      4,239    Amgen, Inc.(a)                                          199,911
      4,130    Celgene Corp.(a)                                        263,783
      3,408    Genentech, Inc.(a)                                      258,667
      4,850    Gilead Sciences, Inc.(a)                                256,807
                                                                  ------------
                                                                       979,168
                                                                  ------------
               CAPITAL MARKETS - 3.9%
      1,760    Franklin Resources, Inc.                                161,304
        672    Goldman Sachs Group, Inc. (The)                         117,533
      2,190    Legg Mason, Inc.                                         95,418
                                                                  ------------
                                                                       374,255
                                                                  ------------
               COMMERCIAL BANKS - 1.1%
      4,340    Wells Fargo & Co.                                       103,075
                                                                  ------------

               COMMERCIAL SERVICES & SUPPLIES - 2.2%
      5,690    Waste Management, Inc.                                  214,570
                                                                  ------------

               COMMUNICATIONS EQUIPMENT - 4.3%
      7,158    Cisco Systems, Inc.(a)                                  166,495
      5,600    QUALCOMM, Inc.                                          248,472
                                                                  ------------
                                                                       414,967
                                                                  ------------
               COMPUTERS & PERIPHERALS - 7.0%
     15,136    EMC Corp.(a)                                            222,348
      4,550    Hewlett-Packard Co.                                     201,156
      7,290    Western Digital Corp.(a)                                251,724
                                                                  ------------
                                                                       675,228
                                                                  ------------
               DIVERSIFIED FINANCIAL SERVICES - 1.5%
      4,140    JPMorgan Chase & Co.                                    142,043
                                                                  ------------

               DIVERSIFIED TELECOMMUNICATION SERVICES - 3.7%
      4,670    AT&T, Inc.                                              157,332
        106    Fairpoint Communications, Inc.                              764
      5,662    Verizon Communications, Inc.                            200,435
                                                                  ------------
                                                                       358,531
                                                                  ------------

THE PROFIT FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    SHARES     COMMON STOCKS - 98.4% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES - 2.5%
      1,574    Transocean, Inc.                                   $    239,862
                                                                  ------------

               FOOD & STAPLES RETAILING - 4.1%
      4,594    Wal-Mart Stores, Inc.                                   258,183
      5,869    Whole Foods Market, Inc.                                139,037
                                                                  ------------
                                                                       397,220
                                                                  ------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
      3,652    Hologic, Inc.(a)                                         79,614
      3,264    Medtronic, Inc.                                         168,912
                                                                  ------------
                                                                       248,526
                                                                  ------------
               HEALTH CARE PROVIDERS & SERVICES - 1.9%
      3,844    Quest Diagnostics, Inc.                                 186,319
                                                                  ------------

               HOTELS, RESTAURANTS & LEISURE - 1.3%
      4,830    Marriott International, Inc. - Class A                  126,739
                                                                  ------------

               HOUSEHOLD DURABLES - 1.6%
      3,585    Garmin Ltd.                                             153,581
                                                                  ------------

               INDUSTRIAL CONGLOMERATES - 3.6%
      2,362    3M Co.                                                  164,372
      6,940    General Electric Co.                                    185,229
                                                                  ------------
                                                                       349,601
                                                                  ------------
               INSURANCE - 4.1%
      4,345    AFLAC, Inc.                                             272,866
          1    Berkshire Hathaway, Inc. - Class A(a)                   120,750
                                                                  ------------
                                                                       393,616
                                                                  ------------
               INTERNET SOFTWARE & SERVICES - 2.1%
      5,804    Akamai Technologies, Inc.(a)                            201,921
                                                                  ------------

               MACHINERY - 4.3%
      3,161    Danaher Corp.                                           244,345
      3,520    Illinois Tool Works, Inc.                               167,235
                                                                  ------------
                                                                       411,580
                                                                  ------------
               MEDIA - 2.3%
      7,199    Walt Disney Co. (The)                                   224,609
                                                                  ------------

               OIL, GAS & CONSUMABLE FUELS - 6.5%
      3,830    Arch Coal, Inc.                                         287,365
      2,650    Marathon Oil Corp.                                      137,455
      2,996    XTO Energy, Inc.                                        205,256
                                                                  ------------
                                                                       630,076
                                                                  ------------
               PHARMACEUTICALS - 2.4%
      3,645    Johnson & Johnson                                       234,519
                                                                  ------------

THE PROFIT FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    SHARES     COMMON STOCKS - 98.4% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               ROAD & RAIL - 2.6%
      4,079    CSX Corp.                                          $    256,202
                                                                  ------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
      9,337    Intel Corp.                                             200,559
      6,730    NVIDIA Corp.(a)                                         125,986
                                                                  ------------
                                                                       326,545
                                                                  ------------
               SOFTWARE - 6.1%
      4,950    Adobe Systems, Inc.(a)                                  194,980
      6,418    Citrix Systems, Inc.(a)                                 188,753
      9,923    Oracle Corp.(a)                                         208,383
                                                                  ------------
                                                                       592,116
                                                                  ------------
               SPECIALTY RETAIL - 2.4%
      9,879    Staples, Inc.                                           234,626
                                                                  ------------

               TOTAL COMMON STOCKS (Cost $8,757,093)              $  9,512,946
                                                                  ------------

================================================================================
    SHARES     MONEY MARKET FUNDS - 1.7%                              VALUE
--------------------------------------------------------------------------------
     81,787    Evergreen Institutional Money Market Fund,
                 2.55%(b)                                         $     81,787
     81,787    Fidelity Institutional Government Portfolio,
                 2.27%(b)                                               81,787
                                                                  ------------
               TOTAL MONEY MARKET FUNDS (Cost $163,574)           $    163,574
                                                                  ------------

               TOTAL INVESTMENT SECURITIES AT VALUE - 100.1%
                 (Cost $8,920,667)                                $  9,676,520

               LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)           (5,828)
                                                                  ------------

               NET ASSETS - 100.0%                                $  9,670,692
                                                                  ============

          (a)  Non-income producing security.

          (b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2008.

See accompanying notes to schedule of investments.

THE PROFIT FUND
NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================


1.   SECURITIES VALUATION

     The Profit Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

2.   SECURITY TRANSACTIONS

     Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.   FEDERAL INCOME TAX

     The following is computed on a tax basis as of June 30, 2008:

               Cost of portfolio investments          $  8,920,667
                                                      ============

               Gross unrealized appreciation          $  1,575,031
               Gross unrealized depreciation              (819,178)
                                                      ------------

               Net unrealized appreciation            $    755,853
                                                      ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Profit Funds Investment Trust
             -------------------------------------------------------------------



By (Signature and Title)*        /s/ Eugene A. Profit
                           -----------------------------------------------------
                                Eugene A. Profit, President

Date          August 14, 2008
      -----------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*        /s/ Eugene A. Profit
                           -----------------------------------------------------
                                Eugene A. Profit, President

Date          August 14, 2008
      -----------------------------------------------



By (Signature and Title)*        /s/ Mark J. Seger
                           -----------------------------------------------------
                                Mark J. Seger, Treasurer

Date          August 14, 2008
      -----------------------------------------------



* Print the name and title of each signing officer under his or her signature.